Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024
Total revenue	$ 26,482	$ 24,623	$ 50,364	$ 57,077
Store labor and benefits	10,308	9,337	18,634	21,966
Store occupancy costs, excluding depreciation	4,932	4,583	5,590	11,487
Other store operating expenses, excluding depreciation	5,283	5,134	9,556	10,714
General and administrative expenses	5,080	3,774	7,302	10,584
Depreciation expense	2,547	1,697	3,341	5,065
Pre-opening expenses	1,568	3,026	5,304	2,574
Operating loss	(7,874)	(7,206)	(8,078)	(15,486)
Interest expense, net	(4,898)	(1,908)	(3,601)	(9,892)
Gain on change in fair value of warrant liabilities and other	3,573	1,759	1,350	6,248
Other expense	(48)	0	0	(48)
Loss before income taxes	(9,247)	(7,355)	(10,329)	(19,178)
Income tax expense	63	(72)	0	138
Net loss	(9,310)	(7,283)	(10,329)	(19,316)
Less: Cumulative unpaid dividends and change in redemption amount of redeemable convertible preferred stock	0	(394)	(1,951)	0
Net loss attributable to common stockholders	(9,310)	(7,677)	(12,280)	(19,316)
Net loss attributable to common stockholders	$ (9,310)	$ (7,677)	$ (12,280)	$ (19,316)
Basic loss per share (in dollars per share)	$ (0.22)	$ (0.64)	$ (1.02)	$ (0.45)
Diluted loss per share (in dollars per share)	$ (0.22)	$ (0.64)	$ (1.02)	$ (0.45)
Weighted average common shares outstanding, basic (in shares)	43,099,877	12,066,454	12,094,424	42,905,215
Weighted average common shares outstanding, diluted (in shares)	43,099,877	12,066,454	12,094,424	42,905,215
Food and beverage revenues
Total revenue	$ 21,108	$ 19,435	$ 39,952	$ 44,927
Cost of food and beverage	4,638	4,278	8,715	10,173
Recreation revenues
Total revenue	$ 5,374	$ 5,188	$ 10,412	$ 12,150